Income Taxes (Income Tax Benefit (Expense)) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income tax benefit (expense)	$ 0	0	0	(3,790)
Deferred Income Tax Expense (Benefit)	1,653	10,007	7,727	(165)
Actual income tax benefit (expense)	$ 1,653	10,007	7,727	(3,955)